Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

5. Prepaid expenses and other current assets

Prepaid expenses and other current assets, net consisted of the following:

	As of March 31,
	2026	2025
Deposits	$667	$889
Other prepaid amounts	1,317	811
Total	$1,984	$1,700